Employee Benefit Plan, Description of Plan	12 Months Ended
Dec. 31, 2025
EBP002
EBP, Description of Plan [Line Items]
Plan Description	Plan Description
The following description of the Costco 401(k) Retirement Plan (the Plan) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan. To participate in the Plan, an individual must be at least 18 years of age and an employee of Costco Wholesale Corporation (the Company or Costco) or certain subsidiaries.
The Plan is a defined contribution plan for the benefit of eligible employees, established by the Company under Section 401(a) of the Internal Revenue Code (IRC). It includes a qualified cash or deferred arrangement as described in Section 401(k). The Plan is also subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA), as amended.
(a)Employee Contributions
The Plan allows certain employees to elect to defer their compensation to the Plan after completing 90 days of service within 12-consecutive months. Eligible employees may contribute from 1% to 50% of their compensation, subject to certain limitations set by the IRC and the Plan. Eligible employees may also contribute amounts representing certain distributions from other retirement plans (rollover contributions).
All newly-eligible participants entering the Plan are automatically enrolled at a salary contribution rate of 4%. On an active participant’s employment anniversary date and each anniversary date thereafter the percentage deferred into the Plan automatically increases by one percentage point, to a maximum of 20%. Employees may opt out of automatic enrollment and increases. Contributions are subject to regulatory requirements.
(b)Employer Contributions
Employer contributions are allocated based on an employee’s classification as either: covered by the collective bargaining agreements with the International Brotherhood of Teamsters; or other eligible employment.
(1)    Covered by the Teamsters Agreements
Eligible employees who have completed one year of service (12 consecutive months) are eligible for an annual employer contribution beginning on the next Plan entry date. Plan entry dates for the employer contribution are the first day of each month. The annual employer contribution is allocated only to the accounts of eligible Plan participants who are employed on the last day of the applicable Plan year. The allocation rate varies, based on years of service, ranging from $0.05 to $0.47 per straight-time hour worked during the Plan year, up to a maximum of 2,080 hours. This annual contribution was $6.5 million for the year ended December 31, 2025, and was deposited into the Plan and allocated to participant accounts in March 2026.
(2)    Other eligible employment
The Company matches the lesser of 50% of each employee’s deferral contribution or $500 per year. In addition, eligible employees who have completed one year of service (12 consecutive months) are eligible for an annual discretionary employer contribution beginning on the next Plan entry date. Plan entry dates for the discretionary contribution are the first day of each month. The discretionary contribution is allocated only to the accounts of eligible Plan participants who are employed on the last day of the applicable Plan year. The allocation rate varies, based on years of service, ranging from 4% to 9% of the participant's compensation. This discretionary contribution was $662.4 million for the year ended December 31, 2025, and was deposited into the Plan and allocated to participant accounts in March 2026.
(c)Participants’ Accounts
Each participant’s account is credited or debited with the participant’s contributions, the Company’s contributions, distributions from the account, earnings and losses, fees, expenses, and changes in underlying account assets. The benefit to which a participant is entitled is their vested account balance.
(d)Vesting
Participants are immediately vested in their deferral contributions and in certain other contributions as defined in the Plan document.
Effective for participants employed on or after August 1, 2024, employer contributions are 100% vested and nonforfeitable.
(e)Forfeitures
The Plan provides that forfeited amounts are used to reduce employer contributions. Forfeitures during 2025 and 2024 and forfeiture balances as of December 31, 2025 and 2024, were immaterial.
(f)Investment Options
Participants may invest funds in their account in the Plan's available investment options. Participants may transfer amounts between investment options daily, subject to certain trading restrictions. The Plan has a 50% limit on investment in Costco stock.
If a participant makes no investment selection, their account is invested in the Retirement Trust corresponding to the participant's age.
During 2025, the Plan’s four index investment options, previously held as mutual funds, were replaced with collective investment trusts. Specifically, the Vanguard Total Bond Market Index Fund was replaced with the State Street U.S. Bond Index Trust; the Vanguard Institutional Index Fund was replaced with the State Street S&P 500 Index Trust; the Vanguard Total International Stock Fund was replaced with the State Street Global All Cap Equity Ex-U.S. Index Trust; and the Vanguard Extended Market Index Fund was replaced with the State Street Russell Small/Mid Cap Index Trust.
Amounts may be temporarily invested in a cash account prior to investment in the Plan’s investment accounts. See Notes 2, 3 and 4 for additional information regarding the Plan's investments.
(g)Distributions
Upon termination of employment, total disability, reaching age 59-1/2 or death, a participant (or participant's beneficiary in the case of death) can request a full, partial or, in certain circumstances, installment or rollover distribution of their account. Participants are also eligible to withdraw a portion of their salary-deferral contribution account in the event of certain financial hardships.
Dividends on the Company's stock are reinvested in the participant’s Company stock account unless a distribution is requested by the participant. These dividends are reported on a gross basis, with total dividends reported as "Dividends" and the amounts distributed reported as "Distributions to participants and other" in the statement of changes in net assets available for benefits.
(h)Notes Receivable from Participants
A participant may borrow between $1,000 and the lesser of (a) $50,000, reduced by the highest outstanding loan balance in the previous 12 months minus the outstanding balance of all loans on the date on which the loan is made, or (b) or 45% of their vested account balance (50% when measured at the time the loan is made), provided this amount is available in the participant's pre-tax salary deferral and rollover accounts. Loans are repaid through payroll deductions over a period ranging up to four years or, if for the purchase of a principal residence, up to 15 years. The bi-weekly re-payment amount cannot exceed 25% of the participant's normal per-pay-period net pay. The interest rate is determined by the Plan Administrator from time-to-time and is comparable to rates charged by commercial lenders. At December 31, 2025, interest rates on loans outstanding ranged from 4.25% to 10.50%, with various maturities through December, 2040. Participant accounts with loans are charged an application fee at initiation and an annual maintenance fee.
(i)Trustee, Recordkeeper, and Plan Administrator
Northern Trust Company is the nondiscretionary trustee of the Plan and T. Rowe Price Retirement Services Inc. is the recordkeeper for the Plan. The Costco Benefits Committee is the Plan Administrator.
(j)Administrative, Recordkeeping and Investment Fees and Expenses
Certain administrative expenses, and recordkeeping and investment fees including investment management and transaction fees, are paid by the Plan. Certain of those expenses are charged to participant accounts.